INTEREST-BEARING LOANS AND BORROWING (Details) - BRL (R$) R$ in Millions	Dec. 31, 2025	Dec. 31, 2024
IfrsStatementLineItems [Line Items]
Non-current liabilities	R$ 2,219.6	R$ 2,176.3
Current liabilities	1,167.3	1,276.4
Total	3,386.9	3,452.7
Secured Bank Loans [Member]
IfrsStatementLineItems [Line Items]
Non-current liabilities	80.9	96.9
Current liabilities	18.8	18.4
Other Secured Loans [Member]
IfrsStatementLineItems [Line Items]
Non-current liabilities	176.0	227.1
Current liabilities	135.5	145.2
Lease liabilities [member]
IfrsStatementLineItems [Line Items]
Non-current liabilities	1,962.7	1,852.3
Current liabilities	R$ 1,013.0	R$ 1,112.8